Intangible Assets Other Than Goodwill (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2017		Dec. 31, 2016
Total Intangible assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition cost		$ 200,610	[1]	$ 271,547
Accumulated amortization	[2]	(77,240)		(73,795)
Write offs	[2]			(70,937)
Net Book Value		123,370		126,815
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition cost	[3]	0		(24,721)
Accumulated amortization		0
Write offs	[3]	0		24,721
Unfavorable lease terms		0
Total
Acquired Finite Lived Intangible Assets [Line Items]
Net Book Value		$ 123,370		$ 126,815

[1]	As of June 30, 2017, Navios Logistics had paid $17,000 for the expansion of its dry port in Uruguay.
[2]	As of both June 30, 2017 and December 31, 2016, intangible assets associated with the favorable lease terms included an amount of $1,180 related to purchase options for the vessels. During the year ended December 31, 2016, acquisition costs of $70,937 and accumulated amortization of $57,930 of favorable lease terms were written off resulting in a loss of $13,007. This write-off resulted from the early redelivery of one vessel during the third quarter of 2016.
[3]	During the year ended December 31, 2016, acquisition costs of $24,721 and accumulated amortization of $17,406 of unfavorable lease terms were written off resulting in an income of $7,315. This write-off resulted from the early redelivery of one vessel during the first quarter of 2016.